Annual Total Returns- Vanguard Short-Term Treasury Index Fund (Institutional) [BarChart] - Institutional - Vanguard Short-Term Treasury Index Fund - Institutional Shares	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.49%	0.40%	0.29%	0.57%	0.50%	0.83%	0.40%	1.52%	3.49%	3.15%